Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 223,728	$ 168,081	$ 419,951
Reserve for doubtful accounts		(29,472)
Total accounts receivable	$ 196,256	$ 138,609	$ 419,951